Goodwill and Intangible Assets - Changes in Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets [Roll Forward]
Balance at beginning of year	$ 627,436	$ 726,194
Additions	19,632	23,969
Additions from acquisitions	17,247	0
Amortization	(93,714)	(104,371)	$ (103,200)
Disposals	(35)	(4,571)
Impairments	(12,829)	0
Foreign currency translation adjustments	(12,941)	(13,785)
Balance at end of year	544,796	627,436	726,194
Goodwill [Roll Forward]
Balance at beginning of year	2,350,763	2,364,031
Business combinations	42,201	0
Purchase adjustments	(303)	33,716
Foreign currency translation adjustments	(40,092)	(46,984)
Balance at end of year	$ 2,352,569	$ 2,350,763	$ 2,364,031